SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands										1 Months Ended		12 Months Ended
	Nov. 27, 2024 shares	Aug. 08, 2024 $ / shares shares	Jul. 15, 2024 $ / shares shares	Jun. 14, 2024 USD ($) $ / shares shares	Dec. 11, 2023 USD ($) $ / shares shares	Oct. 20, 2022 $ / shares shares	Aug. 18, 2022 $ / shares shares	Jan. 22, 2021 USD ($) $ / shares shares	Aug. 19, 2020 $ / shares shares	Jul. 27, 2023 $ / shares shares	Mar. 29, 2023 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Aug. 08, 2024 ₪ / shares	Dec. 31, 2023 ₪ / shares	Jul. 27, 2023 ₪ / shares	May 31, 2023 $ / shares	May 31, 2023 ₪ / shares	Mar. 29, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares	Oct. 20, 2022 ₪ / shares	Aug. 18, 2022 ₪ / shares	May 23, 2022 ₪ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds after deducting closing costs and fees												$ 903		$ 4,181
Share based compensation expense												727		$ 1,291		$ 1,601
Weighted average grant date fair value | $ / shares														$ 0.04		$ 0.09
Unrecognized share based payment expenses												$ 269
Unrecognized share based payment expenses period												2 years
Five Senior Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												$ 109		$ 140
Option vesting period, description							The options vest over 12 quarters until fully vested, starting from January 1, 2023.
Option exercise price | (per share)							$ 0.31																			₪ 1
Number of options purchased | shares							4,200,000
Board of Directors Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												108		108		$ 6
Option exercise price | (per share)						$ 0.13																			₪ 0.5
Number of options purchased | shares						400,000
Vice President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options purchased | shares						600,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options purchased | shares						4,000,000
Three Board of Directors, Chief Executive Officer and Vice President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option vesting period, description						The options vest over 12 quarters until fully vested.										thereafter reduced to NIS 1 (approximately USD 0.27), and again reduced to NIS 0.5 (approximately USD 0.14)
Option exercise price | (per share)						$ 0.28																			₪ 1
Employee One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | (per share)																$ 0.72								₪ 2.29
Number of options purchased | shares																1,225,000
Employee One [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												23		51		$ 96
Option vesting period, description																	4,500 options vests over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested. 350 options vests over 11 quarters until fully vested.
Option exercise price | $ / shares																$ 100	$ 100
Number of options purchased | shares																450	4,850
Employee Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												60		89		$ 64
Option vesting period, description																thereafter reduced to NIS 0.5 (approximately USD 0.14), all the options vest on the grant date.
Option exercise price | (per share)																$ 0.61								1.95
Number of options purchased | shares																75,000
Employee Two [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												26		$ 28		$ 14
Option vesting period, description														The options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested .
Option exercise price | $ / shares																$ 200
Number of options purchased | shares																900
Employee Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option vesting period, description																exercise price was thereafter reduced to NIS 0.5 ( approximately USD 0.14)
Option exercise price | (per share)																$ 0.28								₪ 1
Number of options purchased | shares																1,775,000
Employee Three [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												4		$ 4
Option vesting period, description														The options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested.
Option exercise price | $ / shares														$ 200
Number of options purchased | shares														150
Options Granted 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												5		$ 6
Option exercise price | (per share)											$ 0.28												₪ 1
Number of options purchased | shares											375,000
Employees [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense														57		$ 115
Option exercise price | $ / shares									$ 100
Number of options purchased | shares									8,700
Employees Two [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options purchased | shares																1,350
Employee Four [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												$ 7
Option vesting period, description												The options vests over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested.
Option exercise price | $ / shares												$ 200
Number of options purchased | shares												1,250
2024 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of capital on fully diluted basis												18.00%
2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												$ 47		211
Option exercise price | (per share)																					$ 0.13	₪ 0.5
Percentage of capital on fully diluted basis												15.00%
2016 Equity Incentive Plan [Member] | Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												$ 20		30		$ 39
2016 Equity Incentive Plan [Member] | Board of Directors Chairman [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | ₪ / shares																											₪ 2.29
2016 Equity Incentive Plan [Member] | Board of Directors Chairman [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | ₪ / shares																											₪ 1
Options Granted 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												15		8
Option exercise price | (per share)										$ 0.13										₪ 0.5
Number of options purchased | shares										400,000
Options Granted 2023 [Member] | Employees One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												$ 12		$ 3
Option vesting period, description														1,225,000 of the options vesting equally over twelve quarters, and 275,000 of the options having a one-year cliff and the remainder vesting equally over eight quarters.
Option exercise price | (per share)														$ 0.13					₪ 0.5
Number of options purchased | shares														1,500,000
Shares Granted To Service Providers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to service provider | shares																320,000
Shares Granted To Service Providers [Member] | General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense																$ 68
January 2021 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued to service providers | shares								1,798,500
January 2024 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued to service providers | shares				44,973,900
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued to service providers | shares					135,000,000							44,973,900	[1]	136,798,500	[1]
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility												88.99%
Risk-free interest												3.80%
Dividend yields												0.00%
Expected life of up to (years)												4 years 3 months 3 days
American Depository Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds from direct offering					$ 4,500
Number of shares issued to service providers | shares					4,500,000
Share price | $ / shares					$ 1.00
Net proceeds after deducting closing costs and fees					$ 4,046
American Depository Shares [Member] | January 2021 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued to service providers | shares								59,950
Share price | $ / shares								$ 2.775
Sale of transaction for shares								$ 60,000
Gross proceeds from sales of stock								166
Net proceeds from sales issuance costs								$ 135
American Depository Shares [Member] | January 2024 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued to service providers | shares				1,499,130
Share price | $ / shares				$ 0.7
Sale of transaction for shares				$ 1,130
Gross proceeds from sales of stock				1,043
Net proceeds from sales issuance costs				$ 903
Magnas Employees Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option vesting period, description																three to seven years after the grant date.
Magnas Employees Options [Member] | Research and Development Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												$ 149		$ 135		$ 12
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense																$ 8
Magna Stock Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense												1		$ 16
Option vesting period, description		The options vest equally over twelve quarters until fully vested on July 1, 2027.
Option exercise price | (per share)		$ 0.13								$ 0.13								₪ 0.5		₪ 0.5
Number of options purchased | shares		100,000
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock granted | shares	1,740,000
Restricted stock unit vested term	36 months
Restricted stock expense												0
Restricted Stock Units (RSUs) [Member] | 2024 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued to service providers | shares	30,000
Share based compensation expense												3
Number of options purchased | shares	900,000
Restricted Stock Units (RSUs) [Member] | 2024 Share Incentive Plan [Member] | Board Of Directors Officers and Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock granted | shares			54,975,000
Restricted stock unit grant date | $ / shares			$ 0.04
Restricted stock granted | shares			3,958,740
Restricted stock forfeited | shares			6,217,500
Restricted stock unit vested term			36 months
Restricted stock expense												$ 289

[1]	Issuance costs in the amount of $140 and $485 in 2024 and 2023 respectively.